Share capital (Details) - CAD ($)		12 Months Ended
	Oct. 17, 2022	Dec. 31, 2023	Dec. 31, 2022
Number of issued shares [Line Items]
Common shares par value		no
Beginning of year		432,518,470	398,059,265
Stock option plan		1,657,282	401,955
Equity issuance(a)	34,057,250	0	34,057,250
End of year		434,175,752	432,518,470
Total consideration	$ 996,867,000
Net cash proceeds	953,285,000	$ 0	$ 953,285,000
Proceeds from the issue after deducting expenses	$ 964,878,000		$ 964,878,000
Common shares [member]
Number of issued shares [Line Items]
Class B share preferences		no shareholder, resident in Canada, is allowed to own more than 25% of the Company’s outstanding common shares, either individually or together with associates. A non-resident of Canada is not allowed to own more than 15%. In addition, no more than 25% of total shareholder votes cast may be cast by non-resident shareholders.
Dividends Paid Ordinary Shares Per Share		$ 0.12	$ 0.12
Common shares [member] | Share Holder Resident [Member] | Maximum [Member]
Number of issued shares [Line Items]
Ownership in Cameco		25.00%	25.00%
Common shares [member] | Share Holder Non-Resident [Member] | Maximum [Member]
Number of issued shares [Line Items]
Ownership in Cameco		15.00%	15.00%
Percentage Votes Of Ordinary Shares Of Company		25.00%	25.00%
Class B Shares [Member]
Number of issued shares [Line Items]
Class B share par value		$ 1
Class B share preferences		entitles the shareholder to vote separately as a class in respect of any proposal to locate the head office of Cameco to a place not in the province of Saskatchewan